Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Maximum Potential Amount of Future Payments under Guarantees	the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2023	September 30, 2023

	(in billions of yen)

Performance guarantees	3,548	3,895
Guarantees on loans	228	401
Guarantees on securities	82	92
Other guarantees	3,306	3,575
Guarantees for the repayment of trust principal	18	18
Liabilities of trust accounts	554	574
Derivative financial instruments	83,420	153,170

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023

	(in billions of yen)

Commitments to extend credit (Note)	100,973	106,124
Commercial letters of credit	1,336	1,594

Total	102,309	107,719

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023

	(in billions of yen)

Investment grade	5,587	6,161
Non-investment grade	1,577	1,801

Total	7,164	7,962

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.